Major Events in the Period - Additional Information (Details)				1 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Jul. 03, 2019 USD ($)	Mar. 29, 2019 EUR (€) € / shares shares	Mar. 29, 2019 USD ($) $ / shares shares	May 31, 2018	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($) EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 26, 2019 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Major Events In Period [Line Items]
exchange rate					0.89015	0.89015	0.89015	0.87336	0.89015	0.88566	0.83382
Total expenses related to share issuance | €					€ 12,354,000			€ 1,200,000	€ 12,300,000
Upfront payment received | $	$ 35,000,000						$ 35,000,000
Clinical, regulatory and commercial milestone payments | $							$ 193,000,000
Lessee operating lease term of contract						9 years	9 years
Lessee operating lease renewal term				10 years
Construction Costs | €						€ 2,500,000
American Depositary Shares
Disclosure Of Major Events In Period [Line Items]
Public offering price per share | $ / shares			$ 20.32
American Depositary Shares | Global Offering
Disclosure Of Major Events In Period [Line Items]
Number of shares issued		997,500	997,500
Aggregate proceeds before deducting underwriting discounts commissions and offering expenses		€ 137,600,000	$ 155,400,000
American Depositary Shares | Ordinary Shares
Disclosure Of Major Events In Period [Line Items]
Number of shares issued		7,147,500	7,147,500
European Private Placement | Ordinary Shares
Disclosure Of Major Events In Period [Line Items]
Number of shares issued		500,000	500,000
Public offering price per share | € / shares		€ 18.00